Loan Servicing Assets	12 Months Ended
Dec. 31, 2020
Mortgage Banking [Abstract]
Loan Servicing Assets

Note 6 – Loan Servicing Assets

The principal balance of loans serviced for others are not included in the accompanying consolidated balance sheets. The unpaid principal balances of mortgage and other loans serviced for others were approximately $599.3 million and $419.4 million at December 31, 2020 and 2019, respectively. The carrying value of capitalized servicing rights, net of valuation allowances, is included in other assets. A summary of loan servicing rights follows:

	2020	2019	2018
	(dollars in thousands)
Beginning of year servicing rights:	$1,723	$1,850	$2,125
Amounts capitalized	3,366	694	388
Amortization	(1,132)	(821)	(663)
Impairment	—	—	—
End of year	$3,957	$1,723	$1,850

Amortization expense is estimated as follows:

Year ending December 31,
(dollars in thousands)
2021	$933
2022	809
2023	684
2024	558
2025	432
Thereafter	541
Total	$3,957

The amortization does not anticipate or pro-forma loan prepayments.

Note 6 – Loan Servicing Assets (Continued)

The fair value of loan servicing rights was $4.1 million and $3.2 million at December 31, 2020 and 2019, respectively. The key assumptions used to value mortgage servicing rights were as follows:

	2020	2019
Weighted average remaining life	281 months	261 months
Weighted average discount rate	12%	12%
Weighted average coupon	3.54%	4.04%
Weighted average prepayment speed	287%	182%